STOCK-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Range of Exercise Prices from $11.3318 to $16.01
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 11.3318
Exercise price, high end of range (in dollars per share)	$ 16.01
Outstanding Stock Options, Options at the end of the period (in shares)	1,269
Outstanding Stock Options, Weighted-Average Remaining Life	1 year 3 months 18 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 14.18
Exercisable Stock Options, Options at the end of the period (in shares)	1,269
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 14.18
Range of Exercise Prices from $21.05 to $30.2375
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 21.05
Exercise price, high end of range (in dollars per share)	$ 30.2375
Outstanding Stock Options, Options at the end of the period (in shares)	1,571
Outstanding Stock Options, Weighted-Average Remaining Life	4 years 10 months 24 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 25.00
Exercisable Stock Options, Options at the end of the period (in shares)	1,371
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 25.57
Range of Exercise Prices from $35.105 to $59.76
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 35.105
Exercise price, high end of range (in dollars per share)	$ 59.76
Outstanding Stock Options, Options at the end of the period (in shares)	1,850
Outstanding Stock Options, Weighted-Average Remaining Life	7 years 7 months 6 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 43.98
Exercisable Stock Options, Options at the end of the period (in shares)	935
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 37.55
Range of Exercise Prices from $11.3318 to $59.76
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 11.3318
Exercise price, high end of range (in dollars per share)	$ 59.76
Outstanding Stock Options, Options at the end of the period (in shares)	4,690
Outstanding Stock Options, Weighted-Average Remaining Life	4 years 9 months 18 days
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 29.56
Exercisable Stock Options, Options at the end of the period (in shares)	3,575
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 24.66